Other Comprehensive Income (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation adjustments
Beginning balance	$ 139	$ 186	$ 186	$ 194	$ 209
Other comprehensive loss attributable to QVC, Inc. shareholder	15	(88)	(47)	(8)	(15)
Ending balance			139	186	194
AOCI
Beginning balance	139	186	186	194	209
Other comprehensive loss attributable to QVC, Inc. shareholder			(47)	(8)	(15)
Ending balance	$ 154	$ 98	$ 139	$ 186	$ 194